Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
16.	Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as shown in the consolidated statements of cash
flows as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Cash and cash equivalents denominated in US dollars	10,377	15,798
Cash and cash equivalents denominated in other currencies	56,050	1,758

	66,427	17,556

Restricted cash
Restricted cash as shown on the consolidated statements of financial position relates to cash that may only be used pursuant to certain of the Group’s borrowing arrangements. Therefore, these deposits are not available for general use by the Group. Movements in restricted cash balances during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Balance at 1 January	10,087	10,087
Additions during the year	14,914
Interest income	186	—

Balance at 31 December	25,187	10,087

The Group’s restricted cash is available for use after one year or later.